Investment in joint ventures and associates - Entities not applied for equity method of accounting with ownership ratio exceeding twenty percent (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CL Tech Co., Ltd.
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned	10,191	10,191
Ownership (%)	28.60%	28.60%
Description of reasons why presumption investor has significant influence is overcome when its interest in investee is more than twenty per cent	Although the Group’s ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in joint ventures and associates.	Although the Group’s ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in joint ventures and associates.
TH International Co.,Ltd. [Member]
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned	6,802
Ownership (%)	21.50%
Description of reasons why presumption investor has significant influence is overcome when its interest in investee is more than twenty per cent	Although the Group’s ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in joint ventures and associates.
WORK-LIFE BALANCE CO., LTD [Member]
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned	209
Ownership (%)	21.30%
Description of reasons why presumption investor has significant influence is overcome when its interest in investee is more than twenty per cent	Although the Group’s ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in joint ventures and associates.